USAA
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USAA TAX EXEMPT INTERMEDIATE-TERM FUND
USAA TAX EXEMPT SHORT-TERM FUND
USAA NEW YORK BOND FUND
SUPPLEMENT DATED MARCH 1, 2010
TO EACH FUND’S PROSPECTUS
DATED AUGUST 1, 2009

We are pleased to announce that Clifford A. Gladson has accepted the position of Chief Investment Officer of USAA effective February 28, 2010,  and, therefore, will no longer manage the above-referenced funds.

Regina G. Shafer will continue as the sole portfolio manager of the Tax Exempt Intermediate-Term and Tax Exempt Short-Term Funds. All references to Mr. Gladson in each Fund’s prospectus are hereby deleted. In addition, Ms. Shafer will manage the New York Bond Fund. The references to Mr. Gladson on pages 4 and 13 of the New York Bond Fund’s prospectus are hereby deleted and replaced with the following information, respectively:

Regina G. Shafer, CFA, assistant vice president of Fixed Income Mutual Fund Portfolios, has managed the Fund since March 2010.

Regina G. Shafer, CFA, assistant vice president of Fixed Income Mutual Fund Portfolios, has managed the Fund since March 2010. She has 15 years of investment management experience and has worked for us for 19 years. Education: B.B.A., Southwest Texas State University; M.B.A., University of Texas at San Antonio. Ms. Shafer is a Certified Public Accountant and holds the CFA designation. She is a member of the CFA Institute, the CFA Society of San Antonio, and the National Federation of Municipal Analysts.

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USAA
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USAA GROWTH AND TAX STRATEGY FUND
SUPPLEMENT DATED MARCH 1, 2010
TO THE FUND’S PROSPECTUS
DATED OCTOBER 1, 2009

We are pleased to announce that Clifford A. Gladson has accepted the position of Chief Investment Officer of USAA effective February 28, 2010, and, therefore, will no longer manage the above-referenced Fund.

John C. Bonnell will become the new portfolio manager for the tax-exempt bonds and money market instruments investment category of the Fund. The references to Mr. Gladson on pages 4 and 10 of the Fund’s prospectus are hereby deleted and replaced with the following information, respectively:

John C. Bonnell, CFA, assistant vice president of Mutual Fund Portfolios, has managed the Tax-Exempt Bonds and Money Market Instruments investment category of the Fund since March 2010.

John C. Bonnell, CFA, assistant vice president of Mutual Fund Portfolios, has managed the Tax-Exempt Bonds and Money Market Instruments investment category of the Fund since March 2010. He has 20 years of investment management experience. Prior to joining IMCO, Mr. Bonnell worked for OppenheimerFunds as a vice president and portfolio manager (May 2004 - July 2006). Education: B.B.A., University of Texas at San Antonio; M.B.A., St. Mary’s University. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA institute, the CFA Society of San Antonio, and the National Federation of Municipal Analysts.

94075-0310

USAA
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USAA VIRGINIA MONEY MARKET FUND
SUPPLEMENT DATED MARCH 1, 2010
TO THE FUND’S PROSPECTUS
DATED AUGUST 1, 2009

As a result of Clifford A. Gladson’s new position as USAA’s Chief Investment Officer, Regina G. Shafer has accepted additional portfolio management responsibilities and, therefore, will no longer manage the above-referenced fund. John C. Bonnell, the current Virginia Bond Fund manager, and Dale R. Hoffmann will become the new portfolio managers of the Fund. The references to Ms. Shafer on pages 7 and 13 of the Fund’s prospectus are hereby deleted and replaced with the following information, respectively:

John C. Bonnell, CFA, assistant vice president of Mutual Fund Portfolios, has co-managed the Fund since March 2010.

Dale R. Hoffmann, assistant vice president of Money Market Funds, has co-managed the Fund since March 2010.

John C. Bonnell, CFA, assistant vice president of Mutual Fund Portfolios, has managed the Fund since March 2010. He has 20 years of investment management experience. Prior to joining IMCO, Mr. Bonnell worked for OppenheimerFunds as a vice president and portfolio manager (May 2004 - July 2006). Education: B.B.A., University of Texas at San Antonio; M.B.A., St. Mary’s University. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA institute, the CFA Society of San Antonio, and the National Federation of Municipal Analysts.

Dale R. Hoffmann, assistant vice president of Money Market Funds, has co-managed the Fund since March 2010. He has 10 years of investment management experience and has worked for us for 18 years. Education: B.S.B.A., University of South Dakota; M.B.A., St. Mary’s University. He is a member of the National Federation of Municipal Analysts and the Southern Municipal Finance Society.

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